Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net (loss) for the year	$ (1,523,375)	$ (2,642,662)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and depletion expense	10,861	715,123
Accretion of asset retirement obligation	3,061	835
Share based compensation	191,205
Bad debt (recovery)		(424,951)
Impairment of oil and gas properties	154,776	1,236,842
Changes in operating assets and liabilities
Accounts receivable - Joint interest billing	(339,741)	945,605
Deferred offering costs	109,965	(109,965)
Prepaid expenses and other assets	(2,705)	(14,227)
Accounts payable and accrued liabilities	225,764	(1,707,264)
Accounts payable - related parties		(2,966)
Accounts payable - working interest partners	(25,509)	26,458
Drilling advances, net	(221,834)	(441,726)
Net cash (used in) operating activities	(1,417,532)	(2,418,898)
Cash flows from investing activities
Development of crude oil and natural gas properties	177,126	532,779
Acquisitions of crude oil and natural gas properties	(715,595)	(202,306)
Buyout of working interest partner		(1,142,237)
Proceeds from working interest partners		935,537
Net cash (used in) investing activities	(892,721)	(941,785)
Cash flows from financing activities
Repayment of long-term debt	(827,815)
Long-term debt - advances on line of credit	1,890,000
Common stock issued for cash (net of offering costs)	3,834,001	1,097,030
Net cash provided by financing activities	4,896,186	1,097,030
Net (decrease) in cash	2,585,933	(2,263,653)
Cash
Beginning of period	425,358	2,689,011
End of period	3,011,291	$ 425,358
Non-cash investing and financing activities:
Issuance of common stock warrants in connection with common stock offering	260,270
Repayment of long-term debt in connection with the assignment of an interest in crude oil and natural gas properties	$ 287,815